Derivative financial instruments - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of derivative financial instruments [Line Items]
Hedge instruments	$ 18,439,000
Gain/loss on hedge ineffectiveness recognised in profit or loss	4,000,000	$ (322,000,000,000)	$ (1,398,000,000,000)
Gain (loss) on change in fair value of derivatives	(18,439,000)	(2,759,000)	31,464,000
Effect on settlement of hedging financial instruments	146,000	0	0
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of derivative financial instruments [Line Items]
Trade account receivable due from related parties	101,400,000	36,100,000
Trade accounts receivable net		600,000
Other reserves [member]
Disclosure of derivative financial instruments [Line Items]
Gain (loss) on change in fair value of derivatives	$ 18,400,000	2,800,000	$ 31,500,000
Net deferred income tax asset		$ 6,464,000